UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4395

Smith Barney Muni Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices)  (Zip code)

Robert I. Frenkel, Esq.
C/o Citigroup Asset Management
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: March 31
Date of reporting period: September 30, 2005

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

EXPERIENCE

Smith Barney Muni Funds –
California Money Market
Portfolio

S E M I - A N N U A L

R E P O R T

SEPTEMBER 30, 2005

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

	Smith Barney Muni Funds – California Money Market Portfolio

Semi-Annual Report • September 30, 2005

What’s Inside
	Letter from the Chairman	1
	Fund at a Glance	5
	Fund Expenses	6
	Schedule of Investments	8
	Statement of Assets and Liabilities	23
	Statement of Operations	24
	Statements of Changes in Net Assets	25
	Financial Highlights	26
	Notes to Financial Statements	28
Fund Objective The Fund seeks to provide income exempt from both regular federal income tax and California personal income tax from a portfolio of high quality short-term municipal obligations selected for liquidity and stability of principal.	Board Approval of Management Agreement	35

Letter from the Chairman

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

There was no shortage of potential threats to the U.S. economy during the reporting period. These included record high oil prices, rising short-term interest rates, the devastation inflicted by Hurricanes Katrina and Rita, geopolitical issues and falling consumer confidence. However, the economy proved to be surprisingly resilient. First quarter 2005 gross domestic product (“GDP”)[i] growth was 3.8% and second quarter GDP growth was 3.3%, another solid advance. This marked nine consecutive quarters when GDP grew 3.0% or more.

The Federal Reserve Board (“Fed”)ii continued to raise interest rates in an attempt to ward off inflation. After raising rates seven times from June 2004 through March 2005, the Fed increased its target for the federal funds rateiii in 0.25% increments four additional times over the period. All told, the Fed’s eleven rate hikes have brought the target for the federal funds rate from 1.00% to 3.75%. This also represents the longest sustained Fed tightening cycle since 1977-1979. Following the end of the Fund’s reporting period, at its November meeting, the Fed once again raised the target rate by 0.25% to 4.00%.

During much of the reporting period, the fixed income market confounded investors as short-term interest rates rose in concert with the Fed rate tightening, while longer-term rates, surprisingly, declined. When the period began, the federal funds target rate was 2.75% and the yield on the 10-year Treasury was 4.13%. When the reporting period ended, the federal funds rate rose to 3.75%. Due to a spike in September, the 10-year yield was 4.29% at that time, slightly higher than when the period began, but still lower than its yield of 4.62% when the Fed began its tightening cycle on June 30, 2004. This trend also occurred in the municipal bond market.

Smith Barney Muni Funds 2005 Semi-Annual Report	1

Performance Review

As of September 30, 2005, the seven-day current yield for Class A shares of Smith Barney Muni Funds — California Money Market Portfolio was 2.08% and its seven-day effective yield, which reflects compounding, was 2.10%.[1]

Certain investors may be subject to the Federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Fund Performance as of September 30, 2005 (unaudited)
	Seven Day Current Yield[1]	Seven Day Effective Yield[1]
Class A Shares	2.08%	2.10%
Class Y Shares	2.19%	2.22%
The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Special Shareholder Notice

On June 24, 2005, Citigroup Inc. (“Citigroup”) announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, Smith Barney Fund Management LLC (the “Manager”), currently an indirect wholly-owned subsidiary of Citigroup, would become an indirect wholly-owned subsidiary of Legg Mason. The Manager is the investment manager to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

2	Smith Barney Muni Funds 2005 Semi-Annual Report

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore the Trust’s Board of Trustees has approved a new investment management contract between the Fund and the Manager, to become effective upon the closing of the sale to Legg Mason. The new investment management contract has been presented to shareholders for their approval.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Fund’s Manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its Manager with regard to recent regulatory developments is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

November 1, 2005

Smith Barney Muni Funds 2005 Semi-Annual Report	3

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Certain investors may be subject to the federal Alternative Minimum Tax (AMT), and state and local taxes may apply. Capital gains, if any, are fully taxable. An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please see the Fund’s prospectus for more information on these and other risks.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii

The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

4	Smith Barney Muni Funds 2005 Semi-Annual Report

Fund at a Glance (unaudited)

Investment Breakdown

As a Percent of Total Investments

Utilities

Housing: Multi-Family

Water & Sewer

Finance

Education

Hospitals

Housing: Single-Family

General Obligations

Public Facilities

Transportation

Solid Waste

Industrial Development

Pollution Control

Life Care Systems

Miscellaneous

0.0%

5.0%

10.0%

15.0%

20.0%

September 30, 2005

5.3%

0.4%

0.9%

2.0%

2.4%

4.4%

4.7%

6.0%

6.7%

8.8%

9.5%

10.1%

10.4%

12.8%

15.6%

Smith Barney Muni Funds 2005 Semi-Annual Report	5

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2005 and held for the six months ended September 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)
	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	0.94%	$1,000.00	$1,009.40	0.59%	$2.97
Class Y	1.00	1,000.00	1,010.00	0.47	2.37
(1)	For the six months ended September 30, 2005.
(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(3)

Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

6	Smith Barney Muni Funds 2005 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,022.11	0.59%	$2.99
Class Y	5.00	1,000.00	1,022.71	0.47	2.38
(1)	For the six months ended September 30, 2005.
(2)

Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Smith Barney Muni Funds 2005 Semi-Annual Report	7

Schedule of Investments (September 30, 2005) (unaudited)
CALIFORNIA MONEY MARKET PORTFOLIO
Face Amount	Rating‡	Security	Value

SHORT-TERM INVESTMENTS — 99.7%
Education — 9.4%
		ABAG Finance Authority for Nonprofit Corp.:
$5,000,000	A-1+	Revenue, Francis Parker School Project, LOC-Bank of New York, 2.740%,
		10/6/05 (a)	$5,000,000
14,800,000	VMIG1(b)	Valley Christian Schools, LOC-Bank of America, 2.710%, 10/6/05 (a)	14,800,000
2,065,000	VMIG1(b)	Alvord, CA, USD, Finance Corp., COP, LOC-KBC Bank, 2.720%, 10/6/05 (a)	2,065,000
20,000,000	SP-1+	California Community College Finance Authority, Series A, FSA-Insured,
		4.000% due 6/30/06	20,200,413
3,000,000	VMIG1(b)	California EFA Revenue, University San Francisco Series B, LOC-Bank Of
		America N.A., 2.670%, 10/5/05 (a)	3,000,000
27,750,000	SP-1+	California Schools, Cash Reserve Program Authority, Series A,
		AMBAC-Insured, 4.000% due 7/6/06	28,038,290
500,000	VMIG1(b)	California Statewide CDA Revenue, Concordia University Project, Series A,
		LOC-U.S. Bank, 2.680%,10/3/05 (a)	500,000
2,160,000	A-1+	Carlsbad, CA, USD, COP, School Facility Bridge Funding Program,
		FSA- Insured, SPA-Wachovia Bank, 2.720%, 10/6/05 (a)	2,160,000
14,440,000	VMIG1(b)	Fontana, CA, USD, COP, School Facility Bridge Funding Program, SPA-Dexia
		Credit Local, FSA-Insured, 2.700%, 10/6/05 (a)	14,440,000
15,000,000	A-1+	Hesperia, CA, USD, COP, Interim School Funding Program, SPA-Dexia Bank,
		FSA-Insured, 2.740%, 10/6/05 (a)	15,000,000
8,995,000	VMIG1(b)	Long Beach, CA, USD, COP, Capital Improvement Refunding Project,
		AMBAC-Insured, SPA-Dexia Credit Local, 2.750%, 10/6/05 (a)	8,995,000
1,000,000	A-1+	Paramount, CA, USD, School Facility Bridge Funding Program, FSA-Insured,
		SPA-Wachovia Bank, 2.720%, 10/6/05 (a)	1,000,000
16,380,000	A-1+	Puerto Rico Industrial Tourist Educational, Medical & Environmental Cultural
		Facilities, Series 235, MBIA-Insured, LIQ-JPMorgan Chase, 2.770%,
		10/6/05 (a)	16,380,000
2,600,000	A-1+	Riverside, CA, USD, COP, School Facility Bridge Funding Program,
		FSA-Insured, SPA-Wachovia Bank, 2.720%, 10/6/05 (a)	2,600,000
3,190,000	A-1	San Gabriel, CA, USD, COP, School Facility Bridge Funding Program,
		FSA-Insured, SPA-Wachovia Bank, 2.720%, 10/6/05 (a)	3,190,000
20,000,000	A-1+	San Mateo, CA, USD, COP, School Facility Bridge Funding Program,
		SPA-Dexia Credit, FSA-Insured, 2.720%, 10/6/05 (a)	20,000,000
5,800,000	VMIG1(b)	Santa Ana, CA, USD, COP, LOC-BNP Paribas, 2.700%, 10/5/05 (a)	5,800,000
19,215,000	VMIG1(b)	Santa Maria, CA, Joint Unified High School District, COP, Series A,
		LOC-Bank of America, 2.670%, 10/6/05 (a)	19,215,000
1,930,000	A-1	Southern Kern, CA, USD, COP, Weekly Building Program, Series A,
		FSA-Insured, SPA-Wachovia Bank, 2.720%, 10/6/05 (a)	1,930,000

See Notes to Financial Statements.

8	Smith Barney Muni Funds 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Education — 9.4% (continued)
		University of California Board of Regents, Series A, TECP:
$10,000,000	A-1+	2.350% due 10/11/05	$10,000,000
4,500,000	A-1+	2.500% due 10/18/05	4,500,000
14,150,000	A-1+	2.480% due 11/2/05	14,150,000
13,200,000	A-1+	2.610% due 12/1/05	13,200,000
10,400,000	A-1+	2.610% due 12/13/05	10,400,000
2,400,000	A-1+	William S. Hart Unified High School District, COP, School Facility Bridge
		Funding Program, FSA-Insured, SPA-Wachovia Bank, 2.720%, 10/6/05 (a)	2,400,000
		Total Education	238,963,703
Finance — 10.1%
12,800,000	A-1+	California Infrastructure & Economic Development Bank Revenue, ISO, Series
		A, AMBAC-Insured, SPA-Bank of America and JPMorgan Chase, 2.710%,
		10/5/05 (a)	12,800,000
		California State Economic Recovery Bonds:
16,350,000	A-1+	Series C-04, SPA-JPMorgan Chase, 2.760%, 10/3/05 (a)	16,350,000
12,100,000	A-1+	Series C-10, LOC-BNP Paribas, 2.750%, 10/5/05 (a)	12,100,000
10,000,000	A-1+	Series C-11, LOC-BNP Paribas, 2.650%, 10/5/05 (a)	10,000,000
6,000,000	A-1+	Series C-13, SPA-Depfa Bank PLC, XLCA-Insured, 2.710%, 10/5/05 (a)	6,000,000
35,300,000	A-1+	Series C-14, SPA-Depfa Bank PLC, XLCA-Insured, 2.720%, 10/5/05 (a)	35,300,000
13,000,000	A-1+	Series C-17, SPA-Depfa Bank PLC, XLCA-Insured, 2.710%, 10/5/05 (a)	13,000,000
25,000,000	SP-1+	California Statewide CDA Revenue, Series A-1, FSA-Insured, 4.000% due
		6/30/06	25,246,780
17,110,000	SP-1+	Fresno County, CA, TRAN, 4.000% due 6/30/06	17,288,768
		Los Angeles County, CA, Capital Asset Lease Corp., TECP,
		LOC-Bayerische Landesbank, JPMorgan Chase, Westdeusche Landesbank:
17,500,000	A-1+	2.550% due 10/3/05	17,500,000
9,800,000	A-1+	2.650% due 10/7/05	9,800,000
19,300,000	A-1+	2.600% due 11/4/05	19,300,000
14,400,000	A-1+	2.650% due 12/6/05	14,400,000
1,500,000	A-1	Puerto Rico, IFA, MSTC, Class A, Series 2000-106,LIQ-Bear Stearns, 2.730%,
		10/5/05 (a)	1,500,000
19,995,000	A-1	Puerto Rico, IFA, MSTC 103, Series 2000-103, Class A, LIQ-Bear Stearns
		Capital Markets, 2.730%, 10/5/05 (a)	19,995,000
4,850,000	A-1+	Puerto Rico, MFA, Series PA-610R, FSA-Insured, SPA-Merrill Lynch, PART,
		Capital Services Inc., 2.750%, 10/6/05 (a)	4,850,000
2,765,000	VMIG1(b)	Puerto Rico Public Finance Corp., Series 522X, MBIA-Insured, PART,
		LIQ- Morgan Stanley, 2.730%, 10/6/05 (a)	2,765,000

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report	9

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Finance — 10.1% (continued)
$6,540,000	A-1+	Santa Clara County, CA, Finance Authority Lease Revenue, VMC Facility
		Replacement, Project B, SPA-Morgan Guaranty Trust, 2.650%, 10/5/05 (a)	$6,540,000
11,090,000	A-1	South Orange County CA, Public Finance Authority, MSTC, Series 2030, Class
		A, LIQ-Bear Stearns, FSA-Insured, PART, 2.740%, 10/5/05 (a)(c)	11,090,000
		Total Finance	255,825,548
General Obligations — 6.0%
		California State, GO:
		MSTC, PART:
1,575,000	A-1+	Series A-1, LOC-JPMorgan Chase, Westdeutsche Landesbank,
		2.950%,10/3/05 (a)	1,575,000
18,800,000	A-1+	Series C-2, LOC-Landesbank Hessen-Thuringen,
		2.720%,10/6/05 (a)	18,800,000
2,585,000	A-1+	Series GSA 007, SPA-Societe Generale, FSA-Insured,
		2.740%, 10/5/05 (a)	2,585,000
4,800,000	A-1+	Series SGA 119, SPA-Societe Generale, FGIC-Insured,
		2.830%, 10/3/05 (a)	4,800,000
2,570,000	A-1+	Series SGA 135, SPA-Societe Generale, AMBAC-Insured,
		2.830%, 10/3/05 (a)(c)	2,570,000
21,355,000	A-1+	Series SGA 136, SPA-Societe Generale, XLCA-Insured,
		2.830%,10/3/05 (a)(c)	21,355,000
		California State, GO, TECP:
		SPA-Bank of Nova Scotia, KBC Bank, Lloyds Bank, National
		Australia Bank, Royal Bank of Scotland:
15,000,000	A-1	2.500% due 10/31/05	15,000,000
15,000,000	A-1	2.450% due 11/1/05	15,000,000
12,000,000	A-1	2.630% due 11/8/05	12,000,000
3,500,000	A-1+	SPA-Bank of Nova Scotia, KBC Bank, Lloyds Bank, Royal Bank of Scotland,
		Societe Generale, National Australia Bank, 2.640% due 12/2/05	3,500,000
1,100,000	A-1+	Los Angeles, CA, USD, Series D, MSTC 135, FGIC-Insured, LIQ-Bear
		Stearns, PART, 2.830%, 10/3/05 (a)	1,100,000
9,285,000	A-1	Los Angeles County, CA, GO, MSTC, Series 9004, FGIC-Insured, LIQ-Bear
		Stearns, PART, 2.740%, 10/5/05 (a)	9,285,000
12,470,000	VMIG1(b)	Palo Alto, CA, GO, USD, MERLOT, Series R, FGIC-Insured,
		SPA-Wachovia Bank, PART, 2.760%, 10/5/05 (a)(c)	12,470,000
7,975,000	VMIG1(b)	Puerto Rico Commonwealth, GO, MERLOT, Series A-44, FGIC-Insured, SPA-
		Wachovia Bank N.A., PART, 2.740%, 10/5/05 (a)	7,975,000
22,565,000	AAA	San Diego, CA, GO, USD, MSTC, SGA-120, MBIA-Insured,
		LIQ-Societe Generale, 2.740%, 10/5/05 (a)	22,565,000
		Total General Obligations	150,580,000

See Notes to Financial Statements.

10	Smith Barney Muni Funds 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Hospitals — 8.8%
$15,820,000	A-1+	ABAG Finance Authority for Nonprofit Corp., COP, Lucile Salter Packard Project,
		SPA-Bayerische Landesbank, AMBAC-Insured, 2.720%, 10/5/05 (a)	$15,820,000
		California Health Facilities Finance Authority:
		Adventist Health System:
4,390,000	A-1+	Series A, SPA-California State Teachers Retirement Fund, MBIA-Insured,
		2.760%, 10/3/05 (a)	4,390,000
8,790,000	A-1+	Series B, SPA-California State Teachers Retirement Fund, MBIA-Insured,
		2.760%, 10/3/05 (a)	8,790,000
4,600,000	A-1+	Catholic Healthcare, Series C, MBIA-Insured, SPA-Morgan Guaranty Trust,
		2.750%, 10/5/05 (a)	4,600,000
15,000,000	A-1+	Health Facility, Catholic Healthcare, Series K, LOC-Bank One N.A.,
		2.710%, 10/5/05 (a)	15,000,000
2,000,000	A-1	Revenue, Sutter/CHS, Series B, AMBAC-Insured, SPA-KBC Bank,
		2.770%, 10/3/05 (a)	2,000,000
1,790,000	A-1+	Scripps Health, Series A, LOC-Bank One N.A.,
		2.710%, 10/5/05 (a)	1,790,000
22,075,000	A-1+	Sisters of Charity Health Systems, 2.710%, 10/5/05 (a)	22,075,000
29,340,000	A-1+	Southern California Presbyterian Homes, MBIA-Insured, SPA-Bank of America,
		2.740%, 10/5/05 (a)	29,340,000
		California Statewide CDA Revenue, COP:
2,825,000	A-1+	House Ear Institute, LOC-JPMorgan Chase, 2.770%, 10/3/05 (a)	2,825,000
5,000,000	VMIG1(b)	Series E, SPA-Wachovia Bank N.A., FSA-Insured, 2.760%, 10/5/05 (a)	5,000,000
		California Statewide CDA, Kaiser Permanente TECP:
16,800,000	A-1	2.580% due 11/7/05	16,800,000
14,000,000	A-1	2.550% due 11/9/05	14,000,000
5,000,000	A-1	2.610% due 12/7/05	5,000,000
24,000,000	A-1+	Fresno, CA, Revenue, Trinity Health Credit, Series C, FGIC-Insured, SPA-State
		Street Bank & Trust Co., 2.750%, 10/6/05 (a)	24,000,000
32,125,000	A-1	Long Beach, CA, Health Facilities Revenue, Memorial Health Services,
		LIQ-Morgan Stanley, 2.710%, 10/5/05 (a)	32,125,000
		Newport Beach, CA, Revenue:
100,000	A-1+	Hoag Memorial Hospital, Series A, SPA-Bank of America, 2.750%, 10/3/05 (a)	100,000
1,800,000	A-1+	Hoag Memorial Presbyterian Hospital, SPA-Bank of America, 2.890%, 10/3/05 (a)	1,800,000
16,800,000	A-1+	Torrance, CA, Hospital Revenue, Little Co. of Mary Hospital, LOC-JPMorgan
		Chase, 2.740%, 10/6/05 (a)	16,800,000
		Total Hospitals	222,255,000

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report	11

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Housing: Multi-Family — 12.7%
$6,180,000	A-1+	Anaheim, CA, Housing Authority MFH Revenue, Park Vista
		Apartments, FHLMC-Collateralized, 2.750%, 10/5/05 (a)(d)	$6,180,000
		California HFA:
		Home Mortgage:
2,000,000	A-1+	Series U, FSA-Insured, LIQ-Dexia Credit Local,
		2.990%, 10/3/05 (a)(d)	2,000,000
9,225,000	A-1	Series X-2, FSA/FHA-Insured, SPA-California State Teachers
		Retirement Fund, SPA-KBC Bank, 2.770%, 10/5/05 (a)(d)	9,225,000
28,470,000	A-1+	MFH III, Series E, FNMA-Collateralized, 2.780%, 10/5/05 (a)(d)	28,470,000
		California Statewide CDA, MFH Revenue:
3,415,000	AAA	Breezewood Apartments, Series F-1, FNMA-Insured,
		2.750%, 10/6/05 (a)(d)	3,415,000
5,665,000	A-1+	Oakmont of Danville-Sunrise Project, Series A,
		FNMA-Collateralized, 2.750%, 10/6/05 (a)(d)	5,665,000
1,591,000	VMIG1(b)	Clipper Tax Exempt, COP, Series 98-9,SPA-State Street Bank & Trust
		Co., PART, 2.850%, 10/6/05 (a)(d)	1,591,000
6,955,000	A-1+	Corona, CA, MFH Revenue, Housing Country Hills Project, Series B,
		FHLMC-Collateralized, 2.670%, 10/6/05 (a)	6,955,000
9,800,000	A-1+	Fremont, CA, MFH Revenue, Treetops Apartments, Series A,
		FNMA-Collateralized, 2.750%, 10/6/05 (a)(d)	9,800,000
1,350,000	VMIG1(b)	Hayward, CA, MFH Revenue, Tennyson Gardens Apartments,
		Series A, LOC-U.S. Bank, 2.790%, 10/3/05 (a)(d)	1,350,000
1,750,000	A-1+	Livermore, CA, MFH Revenue, Diablo Vista Apartments,
		FNMA-Collateralized, 2.690%, 10/5/05 (a)	1,750,000
		Los Angeles County, CA:
		Housing Authority MFH Revenue:
8,250,000	A-1+	Malibu Meadows II-C, FNMA-Collateralized, 2.690%, 10/6/05 (a)	8,250,000
4,300,000	A-1+	Sand Canyon, Series F, FHLMC-Collateralized,
		2.670%, 10/6/05 (a)	4,300,000
5,697,000	VMIG1(b)	Studio Colony, Series C, LOC-Bank One, 2.680%, 10/6/05 (a)	5,697,000
400,000	A-1+	Multi-Family Mortgage Revenue, Valencia Housing Project,
		Series C, FNMA-Insured, 2.700%, 10/4/05 (a)	400,000
20,500,000	A-1+	Milpitas, CA, MFH Revenue, Crossing at Montague, Series A,
		FNMA-Collateralized, 2.750%, 10/6/05 (a)(d)	20,500,000
		Orange County, CA, Apartment Development Revenue:
13,600,000	VMIG1(b)	Capistrano Pointe, Series A, FHLMC-Collateralized,
		2.690%, 10/6/05 (a)	13,600,000
16,500,000	VMIG1(b)	Foothill Oaks Apartments, FHLMC-Collateralized,
		2.750%, 10/6/05 (a)(d)	16,500,000
23,500,000	A-1+	Ladera Apartments, Series 2-B, FNMA-Collateralized,
		2.750%, 10/6/05 (a)(d)	23,500,000
		WLCO LF Partners, Issue G:
14,400,000	A-1+	Series 2, FNMA-Collateralized, 2.690%,10/6/05 (a)	14,400,000
7,500,000	A-1+	Series 3, FNMA-Collateralized, 2.690%,10/6/05 (a)	7,500,000
5,100,000	A-1+	Wood Canyon Villas, Issue E, FNMA-Collateralized,
		2.720%, 10/6/05 (a)(d)	5,100,000

See Notes to Financial Statements.

12	Smith Barney Muni Funds 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Housing: Multi-Family — 12.7% (continued)
$15,780,000	VMIG1(b)	Richmond, CA, RDA MFH Revenue, Summit Hilltop, Series A,
		FNMA-Collateralized, 2.690%, 10/6/05 (a)	$15,780,000
6,000,000	A-1+	Rohnert Park, CA, MFH Revenue, Crossbrook Apartments, Series A,
		FNMA-Collateralized, 2.690%, 10/5/05 (a)	6,000,000
		Sacramento County, CA Housing Authority MFH Revenue:
6,000,000	A-1+	Ashford, Series D, Remarketed 7/21/99,FNMA-Collateralized,
		2.690%, 10/6/05 (a)	6,000,000
6,400,000	A-1+	River Apartments, Series C, FNMA-Collateralized,
		2.690%, 10/6/05 (a)	6,400,000
5,000,000	A-1+	Stone Creek Apartments, FNMA-Collateralized,
		2.690%, 10/6/05 (a)	5,000,000
5,900,000	A-1+	Stonebridge Apartments, 2.720%,10/6/05 (a)	5,900,000
		San Francisco, CA, City & County RDA MFH, Fillmore Center,
		FHLMC-Collateralized:
10,600,000	A-1+	A-1, 2.750%, 10/5/05 (a)	10,600,000
9,600,000	A-1+	B-1, 2.750%, 10/5/05 (a)	9,600,000
5,750,000	A-1+	B-2, 2.760%, 10/5/05 (a)(d)	5,750,000
		San Jose, CA, MFH Housing Revenue:
8,300,000	A-1+	Cinnabar Commons, Series C, LOC-Bank of America,
		2.770%, 10/6/05 (a)(d)	8,300,000
9,580,000	VMIG1(b)	Fairway Glen, Series A, FNMA-Collateralized, 2.750%, 10/6/05 (a)	9,580,000
4,900,000	VMIG1(b)	Foxchase, Series B, FNMA-Collateralized, 2.750%, 10/6/05 (a)	4,900,000
16,050,000	VMIG1(b)	Kimberly Woods Apartments, Series A, FHLMC-Collateralized,
		2.690%, 10/6/05 (a)	16,050,000
7,200,000	A-1+	Santa Cruz County, CA, Housing Authority MFH Revenue, Paloma
		Del Mar Apartments, Series A, 2.720%, 10/5/05 (a)	7,200,000
7,800,000	A-1	Simi Valley, CA, MFH Housing Revenue, Shadowridge Apartments,
		FHLMC-Collateralized, 2.750%,10/5/05 (a)	7,800,000
1,400,000	A-1+	Stockton, CA, MFH Housing Revenue, Mariners Pointe Association,
		Series A, LOC-Credit Suisse First Boston, 2.720%,10/5/05 (a)	1,400,000
		Total Housing: Multi-Family	322,408,000
Housing: Single-Family — 6.7%
		California HFA:
		Home Mortgage:
5,000,000	A-1+	Series A, SPA-Dexia Credit Local, 2.780%, 10/5/05 (a)(d)	5,000,000
1,400,000	A-1+	Series D, SPA-Dexia Credit Local, FSA-Insured,
		2.750%, 10/5/05 (a)(d)	1,400,000
11,175,000	A-1+	Series F, SPA-Bank of Nova Scotia, AMBAC-Insured,
		2.820%, 10/3/05 (a)(d)	11,175,000
5,200,000	A-1+	Series M, SPA-Bank of America N.A., 2.820%, 10/3/05 (a)(d)	5,200,000
11,645,000	A-1+	Series N, SPA-Bank of New York, FSA-Insured,
		2.820%, 10/3/05 (a)(d)	11,645,000
6,000,000	A-1	Series U, MBIA-Insured, SPA-California State Teachers
		Retirement Fund, KBC Bank, 2.750%, 10/5/05 (a)(d)	6,000,000
14,335,000	A-1+	Series U, MBIA-Insured, SPA-Lloyds Bank, 2.990%, 10/3/05 (a)	14,335,000

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report	13

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Housing: Single-Family — 6.7% (continued)
		California State Department of Veterans Affairs, Home Purchase Revenue:
$3,360,000	A-1	MSTC, Series 1998-47, Floating Class A, AMBAC-Insured, 2.740%,
		10/5/05 (a)(d)	$3,360,000
15,000,000	AA-	Series A, Sub-Series A-2, SPA-State Street Bank & Trust Co., 2.680%,
		10/6/05 (a)	15,000,000
4,000,000	AA-	Series A, Subordinated Series A-1, SPA-State Street Bank & Trust Co.,
		2.650%, 10/6/05 (a)	4,000,000
16,865,000	A1+	Riverside-San Bernadino, CA, HFA Lease Revenue, Pass-Through Obligations,
		Series A, 2.670%, 10/6/05 (a)	16,865,000
55,345,000	A1+	San Diego, CA, HFA Lease Revenue, Pass-Through Obligations, Series A,
		SPA-Societe Generale, 2.850%, 10/6/05 (a)	55,345,000
17,500,000	A-1+	Southern California HFA Single Family Revenue, Series B, LOC-BNP Paribas,
		2.780%, 10/6/05 (a)(d)	17,500,000
2,500,000	A-1+	Upland, CA, Apartment Development Revenue, Refunding Mountain Springs,
		Series A, FNMA-Collateralized, 2.690%, 10/6/05 (a)	2,500,000
		Total Housing: Single-Family	169,325,000
Industrial Development — 2.0%
		California Infrastructure & Economic Development Bank Revenue:
4,000,000	F-1+(e)	River Ranch, LOC-Rabobank International, 2.720%, 10/6/05 (a)(d)	4,000,000
2,400,000	A-1	Roller Bearing Co. of America, LOC-Wachovia Bank, 3.080%, 10/5/05 (a)(d)	2,400,000
2,100,000	A-1+	California Statewide CDA, A&B Die Casting Corp., Series A, LOC-Bank of
		America, 2.750%, 10/6/05 (a)(d)	2,100,000
4,000,000	A-1+	California Statewide CDA, MFH Revenue, Aegis of Aptos Project, Series Y,
		FNMA-Collateralized, 2.750%, 10/6/05 (a)(d)	4,000,000
33,630,000	AA	Puerto Rico Industrial, Medical, & Environment Pollution Control Facilities
		Financing Authority, Abbott Laboratories, 2.550% due 3/1/06 (f)	33,630,000
		Riverside County, CA, IDA Revenue:
2,800,000	A-1+	Aluminum Body Corp. Project, LOC-Bank of America, 2.720%, 10/6/05 (a)(d)	2,800,000
1,900,000	Aa2(b)	Rockwin Corp. Project, Series II, LOC-Royal Bank of Canada, 2.830%,
		10/5/05 (a)	1,900,000
		Total Industrial Development	50,830,000
Life Care Systems — 0.4%
6,070,000	VMIG1(b)	ABAG Finance Authority For Nonprofit Corp., Pathways Home Health Hospice,
		LOC-U.S. Bank, 2.740%, 10/6/05 (a)	6,070,000
3,820,000	A-1	California Statewide Community Development Corp., COP, Covenant Retirement Communities, LOC-LaSalle National Bank, 2.700%, 10/6/05 (a)	3,820,000
		Total Life Care Systems	9,890,000

See Notes to Financial Statements.

14	Smith Barney Muni Funds 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Miscellaneous — 5.4%
$7,000,000	A-1+	ABAG Finance Authority for Nonprofit Corp., Lease Pass-Through Obligations,
		Series A, SPA-Societe Generale, 2.850%, 10/6/05 (a)	$7,000,000
10,000,000	A-1+	California Infrastructure & Economic Development Bank Revenue,
		Academy of Motion Pictures, SPA-JPMorgan Chase,
		AMBAC-Insured, 2.730%, 10/6/05 (a)	10,000,000
		California Statewide CDA Revenue:
1,485,000	VMIG1(b)	Nonprofits Insurance Alliance, Series A, LOC-Comerica Bank,
		2.740%, 10/6/05 (a)	1,485,000
17,000,000	VMIG1(b)	North Peninsula Jewish Community Center, LOC-Bank of America,
		2.760%, 10/3/05 (a)	17,000,000
5,070,000	A-1+	Fremont, CA, COP, Refinancing Project, AMBAC-Insured, SPA-Dexia Credit
		Local, 2.760%, 10/6/05 (a)	5,070,000
1,500,000	A-1+	Glendale, CA, COP, Police Building Project, LOC-JPMorgan Chase,
		2.710%, 10/6/05 (a)	1,500,000
		Irvine, CA:
9,520,000	VMIG1(b)	Improvement Board Act 1915, Assessment District 85-7, SPA-Dexia Bank,
		FSA-Insured, 2.710%, 10/5/05 (a)	9,520,000
4,100,000	VMIG1(b)	Improvement Bond Act of 1915, Assessment District 04-20, Series A, LOC-
		KBC Bank N.V., 2.770%, 10/3/05 (a)	4,100,000
21,750,000	VMIG1(b)	Public Facilities & Infrastructure Authority Lease Revenue, Capital
		Improvement Project, LOC-State Street Bank & Trust Co., 2.710%, 10/6/05 (a)	21,750,000
7,000,000	A-1+	Los Angeles, CA, Convention & Exhibition Center Authority Lease Revenue,
		Series F, SPA-JPMorgan Chase, AMBAC-Insured, 2.680%, 10/5/05 (a)	7,000,000
18,410,000	A-1+	Oakland, CA COP, Capital Equipment Project, LOC-Landesbank Hessen-
		Thueringen, 2.710%, 10/5/05 (a)	18,410,000
3,000,000	VMIG1(b)	Oakland, CA Revenue, MERLOT, Series M, SPA-Wachovia Bank N.A.,
		AMBAC-Insured, PART, 2.760%, 10/5/05 (a)	3,000,000
100,000	VMIG1(b)	Orange County, CA, Improvement Bond Act of 1915, Assessment
		District Number 01-1, Series A, LOC-KBC Bank N.V., 2.770%, 10/3/05 (a)	100,000
5,580,000	AA	Pasadena, CA, COP, Rose Bowl Improvements Project, LOC-Bank of
		New York, 2.700%, 10/5/05 (a)	5,580,000
7,200,000	AA	San Bernardino County, CA, COP, Capital Improvement Refining Project,
		LOC-BNP Paribas, 2.680%, 10/6/05 (a)	7,200,000
		Westminster, CA:
2,185,000	A-1+	COP, Civic Center, Series B, SPA-Wachovia Bank, AMBAC-Insured,
		2.740%, 10/6/05 (a)	2,185,000
16,285,000	A-1+	RDA Tax Allocation Revenue, Commercial Redevelopment Project
		Number 1, SPA-Landesbank Hessen, AMBAC-Insured, 2.740%, 10/6/05 (a)	16,285,000
		Total Miscellaneous	137,185,000

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report	15

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Pollution Control — 0.9%
$4,680,000	A-1+	Resource Recovery Revenue, Atlantic Richfield Co. Project, Series A,
		2.830%, 10/3/05 (a)(d)	$4,680,000
		Southdown, Inc.:
8,000,000	A-1+	LOC-Wachovia Bank N.A., 2.600%, 10/15/05 (a)	8,000,000
9,400,000	A-1+	Series B, LOC-Wachovia Bank N.A., 2.600%, 10/15/05 (a)	9,400,000
		Total Pollution Control	22,080,000
Public Facilities — 4.7%
4,600,000	VMIG1(b)	Escondido, CA, Community Development Commission COP,
		LOC-Wells Fargo Bank, 2.720%, 10/6/05 (a)(d)	4,600,000
49,300,000	A-1+	Oakland Alameda County, CA, Coliseum Project, Series C-2,
		LOC-Bank of New York, 2.700%, 10/5/05 (a)	49,300,000
2,100,000	A-1	Redwood City, CA, Public Financing Authority COP, City Hall Project,
		LOC-KBC Bank, 2.740%, 10/6/05 (a)	2,100,000
		Riverside County, CA:
1,100,000	VMIG1(b)	Community Facilities District, Special Tax, No 89-1, LOC-KBC
		Bank, 2.740%, 10/6/05 (a)	1,100,000
11,100,000	A-1+	COP, Riverside County Public Facility, Series A, LOC-State Street
		Bank & Trust Co., 2.750%, 10/4/05 (a)	11,100,000
16,940,000	A-1	Sacramento CA Lease Revenue MSTC, Series 2025, Class A,
		LIQ-Bear Stearns, AMBAC-Insured, PART, 2.740%, 10/5/05 (a)	16,940,000
9,865,000	A-1	San Francisco Building Authority SF Civic Center, MSTC,
		Series 2000-9006, Class A, LOC-Bear Stearns, AMBAC-Insured,
		2.740%, 10/5/05 (a)	9,865,000
4,700,000	A-1+	San Francisco, CA, City & County Finance Corp. Lease Revenue,
		Moscone Center Expansion Project, Series 1, AMBAC-Insured,
		SPA-JPMorgan Chase, State Street Bank, 2.690%, 10/6/05 (a)	4,700,000
13,400,000	F-1+(e)	Stanislaus County, CA, Capital Improvements Financing Authority,
		Central Valley Center for the Arts, LOC-Bank of America,
		2.670%, 10/6/05 (a)	13,400,000
5,000,000	A-1+	Temecula, CA, Public Finance Authority, Harveston, Series A,
		LOC-Bank of America, 2.740%, 10/6/05 (a)	5,000,000
		Total Public Facilities	118,105,000
Solid Waste — 2.4%
		California PCFA:
3,470,000	F-1+(e)	Alameda County Industrial Project, Series A, LOC-Wells Fargo
		Bank N.A., 2.800%, 10/5/05 (a)(d)	3,470,000
3,505,000	F-1+(e)	Athens Disposal, Inc. Project, Series A, LOC-Wells Fargo
		Bank N.A., 2.800%, 10/5/05 (a)(d)	3,505,000
4,310,000	F-1+(e)	Athens Services Project, Series A, LOC-Wells Fargo Bank N.A.,
		2.800%, 10/5/05 (a)(d)	4,310,000
1,390,000	F-1+(e)	BLT Enterprises, Series A, LOC-Wells Fargo Bank N.A.,
		2.800%, 10/5/05 (a)(d)	1,390,000
		Blue Line Transfer, Inc. Project:
4,140,000	F-1+(e)	LOC-Wells Fargo Bank N.A., 2.800%, 10/5/05 (a)(d)	4,140,000
2,295,000	F-1+(e)	Series A, LOC-Wells Fargo Bank N.A., 2.800%, 10/5/05 (a)(d)	2,295,000

See Notes to Financial Statements.

16	Smith Barney Muni Funds 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Solid Waste — 2.4% (continued)
$10,840,000	A-1+	California Statewide CDA, Solid Waste Facilities Revenue,
		Chevron U.S.A. Inc. Project, 2.750%, 10/5/05 (a)(d)	$10,840,000
12,845,000	F-1+(e)	Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.,
		2.800%, 10/5/05 (a)(d)	12,845,000
1,975,000	F-1+(e)	Garaventa Enterprises, Inc., LOC-Bank of America N.A.,
		2.800%, 10/5/05 (a)(d)	1,975,000
11,735,000	A-1+	Norcal Waste Systems, Inc. Project, Series A, LOC-Fleet National
		Bank, 2.800%, 10/5/05 (a)(d)	11,735,000
970,000	A-1+	PCR, Santa Clara Valley Disposal Co., Series A, LOC-California
		State Teachers Retirement Fund, 2.710%, 10/5/05 (a)(d)	970,000
1,300,000	F-1(e)	South County Sanitary Services, Series A, LOC-Fleet National Bank,
		2.800%, 10/5/05 (a)(d)	1,300,000
2,880,000	F-1+(e)	Willits Project, Series A, LOC-Wells Fargo Bank N.A.,
		2.800%, 10/5/05 (a)(d)	2,880,000
		Total Solid Waste	61,655,000
Transportation — 4.4%
		Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
1,700,000	A-1+	Series A, AMBAC-Insured, SPA-Bayerische Landesbank, Landesbank
		Hessen, 2.670%, 10/6/05 (a)	1,700,000
20,550,000	A-1+	Series C, AMBAC-Insured, SPA-Bayerische Landesbank, Landesbank
		Hessen, Westdeutsche Landesbank, 2.700%, 10/6/05 (a)	20,550,000
2,875,000	VMIG1(b)	Los Angeles County, CA, MTA, Sales Tax Revenue, Series 837,
		LIQ-Morgan Stanley, AMBAC-Insured, PART, 2.730%, 10/6/05 (a)	2,875,000
1,800,000	A-1+	Los Angeles International Airport, TECP, LOC-BNP Paribas,
		2.600% due 10/4/05 (d)	1,800,000
11,375,000	A-1+	Los Angeles, CA, TECP, Harbor Department, Series B, SPA-Bayerische
		Landesbank, Landesbank Baden Wuerttamburg, Westdeutsche
		Landesbank, 2.680% due 11/7/05 (d)	11,375,000
19,675,000	VMIG1(b)	Port of Oakland, CA, Series 2005-5, FGIC-Insured, SPA-ABN AMRO
		Bank NV, PART, 2.790%, 10/5/05 (a)(c)	19,675,000
4,550,000	A-1	Puerto Rico Commonwealth Highway & Transportation Authority
		Revenue, Series A, AMBAC-Insured, LIQ-Bank of Nova Scotia,
		2.720%, 10/5/05 (a)	4,550,000
1,200,000	A-1+	San Francisco, CA, Airport, MSTC, Series 2001-136, Class A,
		FGIC-Insured, PART, 2.830%, 10/3/05 (a)(c)(d)	1,200,000
41,340,000	VMIG1(b)	San Francisco, CA, City and County Airport Commission,
		Series 2000-9, FGIC-Insured, SPA-ABN AMRO Bank NV, PART,
		2.800%, 10/5/05 (a)(c)(d)	41,340,000
6,100,000	A-1+	San Gabriel Valley, CA, Alameda Corridor TECP, LOC-Toronto
		Dominion, 2.640% due 11/7/05	6,100,000
		Total Transportation	111,165,000

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report	17

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Utilities — 15.5%
		California Infrastructure & Economic Development Bank Revenue, ISO:
$29,700,000	A-1+	Series A, MBIA-Insured, SPA-JPMorgan Chase, Bank of America,
		2.710%, 10/5/05 (a)	$29,700,000
11,200,000	A-1+	Series C, MBIA-Insured, SPA-JPMorgan Chase, Bank of America,
		2.700%, 10/5/05 (a)	11,200,000
		California PCFA, PCR:
		Pacific Gas & Electric:
1,400,000	A-1+	Series B, LOC-Bank One N.A., 2.880%, 10/3/05 (a)(d)	1,400,000
		Series C, LOC-Bank One N.A.:
4,800,000	A-1+	2.770%, 10/3/05 (a)	4,800,000
11,750,000	A-1+	2.800%, 10/3/05 (a)	11,750,000
2,700,000	A-1+	Series F, LOC-Bank One N.A., 2.770%, 10/3/05 (a)	2,700,000
		California State Department of Water Resources Power Supply Revenue:
7,400,000	A-1+	Series B-1, LOC-Bank of New York, California State Teachers
		Retirement Fund, 2.760%, 10/3/05 (a)	7,400,000
10,000,000	A-1+	Series B-2, LOC-BNP Paribas, 2.950%, 10/3/05 (a)	10,000,000
9,690,000	A-1+	Series B-4, LOC-Bayerische Landesbank, 2.780%, 10/3/05 (a)	9,690,000
8,700,000	A-1+	Series B-6, LOC-State Street Bank, 2.770%, 10/3/05 (a)	8,700,000
5,000,000	A-1+	Series C-01, LOC-Dexia Credit Local, 2.710%,10/6/05 (a)	5,000,000
50,465,000	A-1+	Series C-02, SPA-Westdeutsche Landesbank, AMBAC-Insured,
		2.710%, 10/6/05 (a)	50,465,000
		East Bay, CA, MUD Water Systems Revenue:
25,400,000	A-1+	Subordinated Series B-3, LOC-Dexia Credit Local, 2.710%, 10/5/05 (a)	25,400,000
1,000,000	A-1+	TECP, LIQ-JP Morgan Chase, Westdeutsche Landesbank,
		2.580% due 10/3/05	1,000,000
100,000	A-1+	Irvine Ranch Water District, Series C, LOC-Landesbank
		Hessen-Thuringen, 2.770%, 10/3/05 (a)	100,000
		Los Angeles, CA:
		Department of Water & Power:
400,000	A-1+	Sub-Series B-1, SPA-Bank of America, Bayerische Landesbank,
		Dexia Credit Local, JPMorgan Chase, State Street Bank,
		Westdeutsche Landesbank, 2.670%, 10/6/05 (a)	400,000
30,500,000	A-1+	Sub-Series B-5, SPA-Bank of America, Bayerische Landesbank,
		Dexia Credit Local, JPMorgan Chase, State Street Bank,
		Westdeutsche Landesbank, 2.710%, 10/6/05 (a)	30,500,000
34,300,000	A-1+	Sub-Series B-7, SPA-Bank of America, Bayerische Landesbank,
		Dexia Credit Local, JPMorgan Chase, State Street Bank,
		Westdeutsche Landesbank, 2.710%, 10/6/05 (a)	34,300,000
		TECP, LIN-Dexia Credit Local:
2,500,000	A-1+	2.450% due 10/3/05	2,500,000
7,000,000	A-1+	2.500% due 10/18/05	7,000,000
5,000,000	A-1+	2.650% due 11/15/05	5,000,000

See Notes to Financial Statements.

18	Smith Barney Muni Funds 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Utilities — 15.5% (continued)
		MSR Public Power Agency, San Juan Project:
$20,200,000	A-1+	Series E, SPA-JPMorgan Chase, MBIA-Insured, 2.680%, 10/6/05 (a)	$20,200,000
11,300,000	A-1+	Subordinated Lien, Series F, SPA-Bank One, MBIA-Insured,
		2.760%, 10/3/05 (a)	11,300,000
7,200,000	A-1+	Northern California Power Agency Revenue, Hydroelectric, Number 1,
		Series B, SPA-Westdeutsche Landesbank, MBIA-Insured,
		2.720%, 10/5/05 (a)	7,200,000
		Puerto Rico, Electric Power Authority Revenue, MSTC:
12,000,000	A-1+	SGA 43, MBIA-Insured, SPA-Societe Generale, 2.730%, 10/5/05 (a)	12,000,000
2,900,000	A-1+	SGA 44, LOC-Societe Generale, 2.730%, 10/5/05 (a)	2,900,000
		Sacramento, CA, MUD:
11,835,000	VMIG1(b)	Series 2003-17, SPA-ABN AMRO Bank NV, MBIA-Insured, PART,
		2.760%, 10/5/05 (a)	11,835,000
		TECP, Series 03-17, MBIA-Insured, LOC-Bayerische Landesbank,
		JPMorgan Chase, Westdeutsche Landesbank:
6,250,000	A-1+	2.450% due 10/6/05	6,250,000
6,250,000	A-1+	2.480% due 10/6/05	6,250,000
8,000,000	A-1+	San Francisco, CA Public Utilities Commission TECP,
		LOC-Bank of America, 2.650% due 12/7/05	8,000,000
		Southern California Public Power Authority:
1,900,000	A-1+	Subordinated Southern Transmission, Series B, FSA-Insured,
		SPA-Dexia Credit Local, 2.700%, 10/5/05 (a)	1,900,000
31,250,000	A-1+	Transmission Project A, SPA-Westdeutsche Landesbank
		FSA-Insured, 2.720%, 10/5/05 (a)	31,250,000
15,060,000	A-1+	Water & Power Revenue, Subordinated Series B-3, SPA-Bank of
		America, Bayerische Landesbank, Dexia Credit Local, JPMorgan
		Chase, Landesbank Baden Wuerttamburg, State Street Bank,
		Westdeustche Landesbank, 2.810%, 10/3/05 (a)	15,060,000
		Total Utilities	393,150,000
Water and Sewer — 10.3%
1,449,000	A-1+	California State Department of Water TECP, Series 1,
		LIQ-Landesbank Hessen, 2.720% due 12/8/05	1,449,000
36,200,000	VMIG1(b)	Elsinore Valley, CA, Municipal Water District COP, Series A,
		SPA-Dexia Credit Local, FGIC-Insured, 2.720%, 10/5/05 (a)	36,200,000
		Los Angeles, CA, Waste Water Systems Revenue:
9,897,500	VMIG1(b)	Series 318, LIQ-Morgan Stanley, FGIC-Insured, PART,
		2.730%, 10/6/05 (a)	9,897,500
8,000,000	A-1+	Sub-Series A, SPA-FGIC-SPI, FGIC-Insured, 2.150% due 12/15/05 (f)	8,000,000
15,000,000	A-1+	Sub-Series B, SPA-FGIC-SPI, FGIC-Insured, 2.150% due 12/15/05 (f)	15,000,000
		Los Angeles, CA, Waste Water Systems Revenue, TECP, LIQ-Toronto
		Dominon, Westdeustche Landesbank:
22,500,000	A-1+	2.500% due 11/2/05	22,500,000
10,000,000	A-1+	2.600% due 11/2/05	10,000,000
15,600,000	A-1+	2.650% due 12/6/05	15,600,000
17,875,000	A-1+	2.650% due 12/8/05	17,875,000

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report	19

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Water and Sewer — 10.3% (continued)
$15,945,000	VMIG1(b)	Los Angeles County, CA, Sanitation District Finance Authority, Series 826,
		LIQ-Morgan Stanley, FSA-Insured, PART, 2.730%, 10/6/05 (a)	$15,945,000
8,000,000	A-1+	Manteca, CA, Financing Authority Water Revenue, MSTC, SGA-147,
		LOC-Societe Generale, MBIA-Insured, PART, 2.740%, 10/5/05 (a)	8,000,000
		Metropolitan Water District of Southern California:
6,900,000	A-1	MSTC, Series 2001-113, Class A, LIQ-Bear Stearns, PART, 2.740%,
		10/5/05 (a)	6,900,000
11,300,000	A-1+	Refunding, Series B2, SPA-Dexia Credit Local, 2.680%, 10/6/05 (a)	11,300,000
4,300,000	A-1+	Series B-1, SPA-Dexia Credit Local, 2.680%, 10/6/05 (a)	4,300,000
7,100,000	A-1+	Series B-2, SPA-Westdeutsche Landesbank, 2.690%, 10/5/05 (a)	7,100,000
3,505,000	A-1+	Series C, SPA-Dexia Credit Local, 2.670%, 10/6/05 (a)	3,505,000
24,350,000	A-1+	Series C-2, SPA-Dexia Credit Local, 2.680%, 10/6/05 (a)	24,350,000
		Waterworks Revenue, SPA-Lloyds Bank:
2,210,000	A-1+	Series A, AMBAC-Insured, 2.720%, 10/6/05 (a)	2,210,000
3,200,000	A-1+	Series C-1, 2.950%, 10/3/05 (a)	3,200,000
4,100,000	A-1+	Series C-2, 2.780%, 10/3/05 (a)	4,100,000
		San Diego County, CA, Water Authority, TECP, Series 1,
		LIQ-Bayersche Landesbank:
3,000,000	A-1+	2.550% due 10/3/05	3,000,000
5,700,000	A-1+	2.580% due 10/7/05	5,700,000
5,000,000	A-1+	2.450% due 10/14/05	5,000,000
11,000,000	VMIG1(b)	San Diego Water Authority, Series 1998-10, SPA-ABN AMRO Bank
		NV, FGIC-Insured, PART, 2.750%, 10/5/05 (a)	11,000,000
9,950,000	VMIG1(b)	South Placer Wastewater Authority Revenue, Series B, FGIC-Insured,
		2.750%, 10/6/05 (a)	9,950,000
		Total Water and Sewer	262,081,500
		TOTAL INVESTMENTS — 99.7%
		(Cost — $2,525,498,751#)	2,525,498,751
		Other Assets in Excess of Liabilities — 0.3%	7,970,776
		TOTAL NET ASSETS — 100.0%	$2,533,469,527

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted. All ratings are unaudited.
(a)	Variable rate demand obligations have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(e)	Rating by Fitch Ratings. All ratings are unaudited.
(f)	Variable rate securities. Coupon rates disclosed are those which are in effect at September 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See page 22 for definitions of ratings.

See Notes to Financial Statements.

20	Smith Barney Muni Funds 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Abbreviations used in this schedule:

ABAG - Association of Bay Area Governments

AMBAC - Ambac Assurance Corporation

CDA - Community Development Authority

COP - Certificate of Participation

EFA - Educational Facilities Authority

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GO - General Obligation

HFA - Housing Finance Authority

IDA - Industrial Development Authority

IFA - Industrial Finance Agency

ISO - Independent System Operator

LIN - Line of Credit

LIQ - Liquidity Facility

LOC - Letter of Credit

MBIA - Municipal Bond Investors Assurance Corporation

MERLOT - Municipal Exempt Receipts Liquidity Optional Tender

MFA - Municipal Finance Authority

MFH - Multi-Family Housing

MSTC - Municipal Securities Trust Certificates

MTA - Metropolitan Transportation Authority

MUD - Municipal Utilities District

PART - Partnership Structure

PCFA - Pollution Control Finance Authority

PCR - Pollution Control Revenue

RDA - Redevelopment Agency

SPA - Standby Bond Purchase Agreement

TECP - Tax Exempt Commercial Paper

TRAN - Tax and Revenue Anticipation Notes

USD - Unified School District

XLCA - XL Capital Assurance

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report	21

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Rating “AA” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each “Aa” rating, where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” by Moody’s are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Short-Term Security Ratings (unaudited)

The definitions of the applicable ratings symbols are set forth below:

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG1	—	Moody’s highest rating for issues having a demand feature — VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG1 rating.
F-1

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit features are denoted with a plus (+) sign.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

22	Smith Barney Muni Funds 2005 Semi-Annual Report

Statement of Assets and Liabilities (September 30, 2005) (unaudited)
ASSETS:
Investments, at amortized cost	$2,525,498,751
Cash	5,798
Receivable for Fund shares sold	51,275,853
Interest receivable	8,452,402
Receivable for securities sold	8,002,342
Prepaid expenses	82,262
Other assets	36,754
Total Assets	2,593,354,162
LIABILITIES:
Payable for Fund shares repurchased	55,852,998
Distributions payable	2,654,404
Management fee payable	965,133
Transfer agent fees payable	216,993
Distribution fees payable	63,744
Deferred compensation payable	36,754
Trustees’ fees payable	176
Accrued expenses	94,433
Total Liabilities	59,884,635
Total Net Assets	$2,533,469,527
NET ASSETS:
Par value (Note 5)	$2,533,379
Paid-in capital in excess of par value	2,530,926,345
Accumulated net realized gain on investments	9,803
Total Net Assets	$2,533,469,527
Shares Outstanding:
Class A	2,495,831,375
Class Y	37,547,718
Net Asset Value:
Class A (and redemption price)	$1.00
Class Y (and redemption price)	$1.00

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report	23

Statement of Operations (For the six months ended September 30, 2005) (unaudited)
INVESTMENT INCOME:
Interest	$32,111,308
EXPENSES:
Management fee (Note 2)	5,938,922
Distribution fees (Notes 2 and 3)	1,291,296
Transfer agent fees (Notes 2 and 3)	324,386
Custody fees	71,773
Shareholder reports (Note 3)	25,402
Insurance	24,582
Audit and tax	15,898
Registration fees	13,611
Trustees’ fees	10,640
Legal fees	9,063
Miscellaneous expenses	4,230
Total Expenses	7,729,803
Net Investment Income	24,381,505
Net Realized Gain on Investments	9,803
Increase in Net Assets From Operations	$24,391,308

See Notes to Financial Statements.

24	Smith Barney Muni Funds 2005 Semi-Annual Report

Statements of Changes in Net Assets
For the six months ended September 30, 2005 (unaudited) and the year ended March 31, 2005
	September 30	March 31
OPERATIONS:
Net investment income	$24,381,505	$21,817,510
Net realized gain	9,803	2,727
Increase in Net Assets From Operations	24,391,308	21,820,237
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 4):
Net investment income	(24,381,505)	(21,817,510)
Net realized gain	—	(2,730)
Decrease in Net Assets From Distributions to Shareholders	(24,381,505)	(21,820,240)
FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	7,103,929,421	11,324,527,674
Reinvestment of distributions	23,241,865	19,889,650
Cost of shares repurchased	(7,267,616,703)	(11,115,072,682)
Increase (Decrease) in Net Assets From Fund Share Transactions	(140,445,417)	229,344,642
Increase (Decrease) in Net Assets	(140,435,614)	229,344,639
NET ASSETS:
Beginning of period	2,673,905,141	2,444,560,502
End of period	$2,533,469,527	$2,673,905,141

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report	25

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares	2005(1)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income From Operations:
Net investment income	0.009		0.009	0.004	0.008	0.016	0.030
Net realized gains	0.000	*	0.000 *	—	—	—	—
Total Income From Operations	0.009		0.009	0.004	0.008	0.016	0.030
Less Distributions From:
Net investment income	(0.009)		(0.009)	(0.004)	(0.008)	(0.016)	(0.030)
Net realized gains	—		(0.000)*	—	—	—	—
Total Distributions	(0.009)		(0.009)	(0.004)	(0.008)	(0.016)	(0.030)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return(2)	0.94%		0.87%	0.44%	0.76%	1.66%	3.03%
Net Assets, End of Period (millions)	$2,496		$2,637	$2,398	$2,388	$2,618	$3,355
Ratios to Average Net Assets:
Gross expenses	0.59	%(3)	0.59%	0.58%	0.64%	0.63%	0.63%
Net expenses(4)	0.59	(3)	0.58 (5)	0.58	0.64	0.63	0.63
Net investment income	1.86	(3)	0.89	0.44	0.76	1.67	2.97
(1)	For the six months ended September 30, 2005 (unaudited).
(2)

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.

(3)	Annualized.
(4)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 0.80%.
(5)	The investment manager voluntarily waived a portion of its fees.
*	Amount represents less than $0.001 per share.

See Notes to Financial Statements.

26	Smith Barney Muni Funds 2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class Y Shares	2005(1)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income From Operations:
Net investment income	0.010		0.010	0.006	0.010	0.018	0.031
Net realized gains	0.000	*	0.000 *	—	—	—	—
Total Income From Operations	0.010		0.010	0.006	0.010	0.018	0.031
Less Distributions From:
Net investment income	(0.010)		(0.010)	(0.006)	(0.010)	(0.018)	(0.031)
Net realized gains	—		(0.000)*	—	—	—	—
Total Distributions	(0.010)		(0.010)	(0.006)	(0.010)	(0.018)	(0.031)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return(2)	1.00%		0.99%	0.62%	1.02%	1.78%	3.12%
Net Assets, End of Period (millions)	$37		$37	$47	$0 (3)	$0 (3)	$0 (3)
Ratios to Average Net Assets:
Gross expenses	0.47	%(4)	0.47%	0.45%	0.53%	0.54%	0.54%
Net expenses(5)	0.47	(4)	0.46 (6)	0.45	0.53	0.54	0.54
Net investment income	1.98	(4)	1.02	0.54	0.87	1.72	3.06
(1)	For the six months ended September 30, 2005 (unaudited).
(2)

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.

(3)	Amount represents less than $0.5 million.
(4)	Annualized.
(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 0.70%.
(6)	The investment manager voluntarily waived a portion of its fees.
*	Amount represents less than $0.001 per share.

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report	27

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

The California Money Market Portfolio (the “Fund”), is a separate investment fund of Smith Barney Muni Funds (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(c) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Class Accounting. Investment income, common expenses and realized/ unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(e) Fund Concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting California.

(f) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute

28	Smith Barney Muni Funds 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(g) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Management Agreement and Other Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.475% on the first $1 billion of the Fund’s average daily net assets; 0.450% on the next $1 billion; 0.425% on the next $3 billion; 0.400% on the next $5 billion and 0.375% on the Fund’s average daily net assets in excess of $10 billion. This fee is calculated daily and paid monthly.

Effective October 1, 2005, the following breakpoints will be applied to the total management fee:

Average Daily Net Assets	Annual Rate

First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 Billion	0.375
Over $10 billion	0.350

During the six months ended September 30, 2005, the Fund’s Class A and Y shares had voluntary expense limitations in place of 0.80% and 0.70%, respectively. These expense limitations can be terminated at anytime by SBFM.

The Fund has adopted a non-qualified deferred compensation plan (the “Plan”) which allows non-interested trustees (“Trustee”) to defer the receipt of all or a portion of their fees until a later date specified by the Trustee. Under the Plan, deferred fees are considered an obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s assets.

As of September 30, 2005, the Fund has accrued $36,754 as deferred compensation payable.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Inc. (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended September 30, 2005, the Fund paid transfer agent fees of $159,672 to CTB.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

Smith Barney Muni Funds 2005 Semi-Annual Report	29

Notes to Financial Statements (unaudited) (continued)

Certain officers and one Trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Trust.

3. Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a distribution fee with respect to its Class A shares calculated at the annual rate of 0.10% of the average daily net assets of that class. For the six months ended September 30, 2005, total Distribution fees, which are accrued daily and paid monthly, were $1,291,296 for Class A shares.

For the six months ended September 30, 2005, total Transfer Agent fees were as follows:

	Class A	Class Y
Transfer Agent Fees	$324,340	$ 46

For the six months ended September 30, 2005, total Shareholder Reports expenses were as follows:

	Class A	Class Y
Shareholder Reports Expenses	$25,107	$295

4. Distributions to Shareholders by Class

	Six Months Ended September 30, 2005	Year Ended March 31, 2005

Class A
Net Investment Income	$24,031,845	$21,275,793
Net realized gains	—	2,642
Total	$24,031,845	$21,278,435
Class Y
Net investment income	$349,660	$541,717
Net realized gains	—	88
Total	$349,660	$541,805

30	Smith Barney Muni Funds 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

5. Shares of Beneficial Interest

At September 30, 2005, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended September 30, 2005		Year Ended March 31, 2005
	Shares	Amount	Shares	Amount
Class A
Shares sold	7,012,228,421	$7,012,228,421	11,138,409,174	$11,138,409,174
Shares issued on reinvestment	22,904,795	22,904,795	19,364,829	19,364,829
Shares repurchased	(7,175,930,159)	(7,175,930,159)	(10,918,773,385)	(10,918,773,385)
Net Increase (Decrease)	(140,796,943)	$(140,796,943)	239,000,618	$239,000,618
Class Y
Shares sold	91,701,000	$91,701,000	186,118,500	$186,118,500
Shares issued on reinvestment	337,070	337,070	524,821	524,821
Shares repurchased	(91,686,544)	(91,686,544)	(196,299,297)	(196,299,297)
Net Increase (Decrease)	351,526	$351,526	(9,655,976)	$(9,655,976)

6. Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data

Smith Barney Muni Funds 2005 Semi-Annual Report	31

Notes to Financial Statements (unaudited) (continued)

continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan prepared by Citigroup and submitted for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGM to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

7. Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 6. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the adviser for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently-filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, CAM believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or

32	Smith Barney Muni Funds 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

*   *   *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its affiliates, including SBFM and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, CAM believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, CAM and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

The Defendants have moved to dismiss the Complaint. Those motions are pending before the court.

8. Other Matters

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBFM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Smith Barney Muni Funds 2005 Semi-Annual Report	33

Notes to Financial Statements (unaudited) (continued)

Under the 1940 Act, consummation of the transaction will result in the automatic termination of the Trust’s investment management agreement with the Manager. Therefore, the Trust’s Board of Trustees has approved a new investment management agreement between the Trust and the Manager to become effective upon the closing of the sale to Legg Mason. The new investment management agreement has been presented to the shareholders of the Trust for their approval.

The Fund has received information from CAM concerning SBFM, an investment advisory company that is part of CAM. The information received from CAM is as follows:

On September 16, 2005, the staff of the Securities and Exchange Commission (the “Commission”) informed SBFM that the staff is considering recommending that the Commission institute administrative proceedings against SBFM for alleged violations of Sections 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection undertaken by the Commission and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM.

Although there can be no assurance, SBFM believes that this matter is not likely to have a material adverse effect on the Fund or SBFM’s ability to perform investment management services relating to the Fund.

The Commission staff’s recent notification will not affect the sale by Citigroup of substantially all of CAM’s worldwide business to Legg Mason, which Citigroup continues to expect will occur in the fourth quarter of this year.

34	Smith Barney Muni Funds 2005 Semi-Annual Report

Board Approval of Management Agreement (unaudited)

Background

The members of the Board of Smith Barney Muni Funds — California Money Market Portfolio (the “Fund”), including the Fund’s independent, or non-interested, Board members (the “Independent Board Members”), received information from the Fund’s manager (the “Manager”) to assist them in their consideration of the Fund’s management agreement (the “Management Agreement”). The Board received and considered a variety of information about the Manager and the Fund’s distributor, as well as the advisory and distribution arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below.

The presentation made to the Board encompassed the Fund and all the funds for which the Board has responsibility. Some funds overseen by the Board have an investment advisory agreement and an administration agreement and some funds have an investment management agreement that encompasses both functions. The discussion below covers both advisory and administrative functions being rendered by the Manager whether a fund has a single agreement in place or both an advisory and administration agreement. The terms “Management Agreement”, “Contractual Management Fee” and “Actual Management Fee” are used in a similar manner to refer to both advisory and administration agreements and their related fees whether a fund has a single agreement or separate agreements in place.

Board Approval of Management Agreement

In approving the Management Agreement, the Fund’s Board, including the Independent Board Members, considered the following factors:

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager under the Management Agreement during the past year. The Board also received a description of the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager about the management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager took into account the Board’s knowledge and familiarity gained as Board members of funds in the Citigroup Asset Management (“CAM”) fund complex, including the scope and quality of the Manager’s investment management and other capabilities and the quality of its administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs. The Board also considered the Manager’s response to recent regulatory compliance issues affecting it and the CAM fund complex. The Board reviewed information received from the Manager

Smith Barney Muni Funds 2005 Semi-Annual Report	35

Board Approval of Management Agreement (unaudited) (continued)

regarding the implementation to date of the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the CAM fund complex. The Board noted that the Manager’s Office of the Chief Investment Officer, composed of the senior officers of the investment teams managing the funds in the CAM complex, participates in reporting to the Board on investment matters. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources available to CAM and its parent organization, Citigroup Inc.

The Board also considered the Manager’s brokerage policies and practices, the standards applied in seeking best execution, the Manager’s policies and practices regarding soft dollars, the use of a broker affiliated with the Manager and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes and portfolio manager compensation plan.

At the Board’s request following the conclusion of the 2004 contract continuance discussions, the Manager prepared and provided to the Board in connection with the 2005 discussions an analysis of complex-wide management fees, which, among other things, set out a proposed framework of fees based on asset classes. The Board engaged the services of independent consultants to assist it in evaluating the Fund’s fees generally and within the context of the framework.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement were acceptable.

Fund Performance

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark(s).

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds classified as “California tax-exempt money market funds” by Lipper, showed that the Fund’s performance for all of the periods presented was within the median range. Management noted that there has been a change in the reporting structure of the portfolio management team, which was intended to improve the Fund’s results over time. Based on their review, the Board concluded that the Fund’s relative investment performance was acceptable.

36	Smith Barney Muni Funds 2005 Semi-Annual Report

Board Approval of Management Agreement (unaudited) (continued)

Management Fees and Expense Ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management services provided by the Manager. The Board also reviewed and considered whether the fee waiver and/or expense reimbursement arrangements are currently in place for the Fund and considered whether any actual fee rate (after taking any waivers and reimbursements into account) (the “Actual Management Fee”) and whether any fee waivers and reimbursements could be discontinued.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fees and Actual Management Fee and the Fund’s overall expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Manager reviewed with the Board the significant differences in scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services, office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a proposed framework of fees based on asset classes.

Management also discussed with the Board the Fund’s distribution agreements. The Board was provided with information concerning revenues received by and certain expenses incurred by the Fund’s affiliated distributors and how the amounts received by the distributors are paid.

The information comparing the Fund’s Class A shares’ Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of 8 retail no-load funds (including the Fund) classified as “California tax-exempt money market funds” by Lipper, showed that although the Fund’s Contractual and Actual Management Fees were higher than the median, they were within the range of management fees paid by other funds in the Expense Group. The Board noted that the Fund’s actual total expense ratio was better than the median. After discussion with the Board, the Manager offered to and will reduce the Contractual Management Fees across all existing asset breakpoints, effective October 1, 2005.

Taking all of the above into consideration, the Board determined that the Management Fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement.

Smith Barney Muni Funds 2005 Semi-Annual Report	37

Board Approval of Management Agreement (unaudited) (continued)

Manager Profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the CAM fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Manager’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow beyond current levels. However, because of the nature of the Manager’s business, the Board could not reach definitive conclusions as to whether the Manager might realize economies of scale or how great they may be.

The Board noted that the Fund’s asset level exceeded the breakpoints (or would exceed any proposed breakpoints) and, as a result, the Fund and its shareholders realized or would realize the benefit of a lower total expense ratio than if no breakpoints had been in place. The Board also noted that as the Fund’s assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for Board members, auditors and legal fees, become a smaller percentage of overall assets.

The Board noted that Management Fee effective on October 1, 2005 will be 0.45% of the first $1 billion of assets; 0.425% of the next 1 billion of assets; 0.40% of the next $3 billion of assets; 0.375% of the next $5 billion of assets and 0.35% of assets over $10 billion.

Other Benefits to the Manager

The Board considered other benefits received by the Manager and its affiliates as a result of their relationship with the Fund, including soft dollar arrangements, receipt of brokerage commissions and the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

In light of all the foregoing, the Board approved the Management Agreement to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Board discussed the proposed continuance of the Management Agreement in a private session with their independent legal counsel at which no representatives of the Manager were present.

38	Smith Barney Muni Funds 2005 Semi-Annual Report

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Smith Barney Muni Funds — California Money Market Portfolio

TRUSTEES	OFFICERS (continued)
Lee Abraham	Robert I. Frenkel
Jane F. Dasher	Secretary and
Donald R. Foley	Chief Legal Officer
R. Jay Gerken, CFA
Chairman	INVESTMENT MANAGER
Richard E. Hanson, Jr.	Smith Barney Fund
Paul Hardin	Management LLC
Roderick C. Rasmussen
John P. Toolan	DISTRIBUTOR
Citigroup Global Markets Inc.
OFFICERS
R. Jay Gerken, CFA	CUSTODIAN
President and	State Street Bank and
Chief Executive Officer	Trust Company

Andrew B. Shoup	TRANSFER AGENT
Senior Vice President and	Citicorp Trust Bank, fsb.
Chief Administrative Officer	125 Broad Street, 11th Floor
New York, New York 10004
Robert J. Brault
Chief Financial Officer	SUB-TRANSFER AGENT
and Treasurer	PFPC Inc.
P.O. Box 9699
Julie P. Callahan, CFA	Providence, Rhode Island
Vice President and	02940-9699
Investment Officer
INDEPENDENT
Joseph P. Deane	REGISTERED PUBLIC
Vice President and	ACCOUNTING FIRM
Investment Officer	KPMG LLP
345 Park Avenue
Andrew Beagley	New York, New York 10154
Chief Anti-Money Laundering
Compliance Officer and
Chief Compliance Officer

Smith Barney Muni Funds–
California Money Market Portfolio

The Fund is a separate investment fund of the Smith Barney Muni Funds, a Massachusetts business trust.

SMITH BARNEY MUNI FUNDS–
CALIFORNIA MONEY MARKET PORTFOLIO
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund's website at www.citigroupam.com and (3) on the SEC's website at www.sec.gov.

This report is submitted for the general information of the share- holders of Smith Barney Muni Funds - California Money Market Portfolio.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.citigroupam.com

©2005 Citigroup Global Markets Inc. Member NASD, SIPC

FD0805 11/05                     05-9291

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) Not applicable.

(b) Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Muni Funds

By:	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer of Smith Barney Muni Funds

Date:	December 9, 2005

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer of Smith Barney Muni Funds

Date:	December 9, 2005

By:	/s/ Robert J. Brault Robert J. Brault Chief Financial Officer of Smith Barney Muni Funds

Date:	December 9, 2005